Goodwill - Summary (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 33,077
Intangible assets at end of period	29,088	€ 33,077
Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	33,181	31,190
Foreign currency exchange differences	(849)	1,526
Additions from business combinations	867	560
Retirements/disposals	(4,008)	(95)
Intangible assets at end of period	29,191	33,181
Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(104)	(102)
Foreign currency exchange differences	(1)	2
Intangible assets at end of period	€ (103)	€ (104)